Income taxes - Reconciliation of income tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Reconciliation between the income tax expenses
Different tax rates of subsidiaries	$ (10,533)	$ (7,955)	$ (4,581)
Tax effect of non-deductible expenses and non-taxable income at applicable tax rates	(446)	(674)	(365)
Accrued tax claims	(353)	(100)
Tax on distribution of earnings of subsidiaries			(109)
Exchange difference	(102)	(519)
Tax loss carry-forwards	(674)	(748)
Benefit from a change in tax position		168	405
Other			(56)
Total income tax expense	$ (12,108)	$ (9,828)	$ (4,706)